AUL American Series Fund, Inc.
Semi-Annual Report
June 30, 1997
asxc
This report may be used as sales literature only when accompanied or preceded by effective prospectuses of AUL American Series Fund, Inc. and AUL American
Unit Trust or AUL American Individual Unit
Trust, which relate sales expense and other
pertinent information.
A Message
From
The Chairman of the Board
and President
The U.S. economy continued to astound investors during
the first half of 1997. After more than six years of steady expansion, economic growth was still healthy and strong.
The unemployment rate declined to a 24 year low, yet
inflation remained calm. As a result, the Federal Reserve Board tightened monetary policy only one time during the six months by raising short term rates. Since then, the Fed has been waiting patiently on the sidelines always on the lookout for signs of inflationary pressures.
Despite a short term correction during March and April,
 the stock market produced remarkable investment results
 for the first half of 1997. However, major stock indices
were still dominated by the returns of  large capitalization companies, just like in 1996. As a result, valuations of
many of these large companies appeared excessive by
mid-year.  Although small stock performance improved
during the second quarter, a divergence in investment
returns between large companies and small companies
still existed.
Bond market returns exceeded money market returns in
the first six months of 1997 but trailed far behind the performance of most common stock indices. Mortgage-
backed securities and lower quality corporate bonds provided the best returns for bond investors in the first half of 1997 while high quality, longer maturity Treasuries were the poorest performers.
Bond yields moved higher in the first quarter in
reaction to the Federal Reserve Board's 25 basis
point increase in the Federal Funds target rate.
Interest rates at the end of June, however, were only moderately higher than at the beginning of the year as bond investors became convinced that inflation was
well under control.
Investment performance for the AUL American
 Series Fund, Inc. for the first half of 1997 was:
Equity Portfolio    16.7%
Managed Portfolio   11.1%
Money Market Portfolio   2.4%
Tactical Asset Portfolio 7.2%
Bond Portfolio 2.7%
Although economic fundamentals are still positive
 as we begin the second half of 1997, the speed and magnitude of the current stock market advance is worrisome. Whenever the stock market experiences above average returns, it becomes much more susceptible to negative surprises. As a result, equity investors should be prepared for increased volatility during the remainder of 1997.
Bond prices responded positively to the Federal
Reserve Board's decision in early July to leave the Federal Funds target rate unchanged at 5.50%. Bond returns for the remainder of the year, however, will be highly dependent on investors remaining confident that moderate economic growth and low inflation will persist into 1998.
The performance numbers for the AUL American
Series Fund, Inc. are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges which may be incurred when investing in a variable annuity contract.
James W. Murphy
Chairman of the Board of Directors and President
Indianapolis, Indiana
July 23, 1997
Directors and Officers of AUL American Series Fund, Inc.
James W. Murphy, Chairman of the Board and President
     James P. Shanahan, Director, Vice President and Treasurer Dr. Ronald D. Anderson, Director
Professor, School of Business
Indiana University, Indianapolis, Indiana
Dr. Leslie Lenkowsky, Director
         Director, Hudson Institute
         Indianapolis, Indiana
     Richard A. Wacker, Secretary
AUL American Series Fund, Inc.
statementS of net assets
June 30, 1997
(unaudited)
     Portfolio

     Equity    Money Market   Bond Managed   Tactical Asset


Assets:
Investments at value     $    65,099,095     $    46,688,427     $    31,315,119
$    52,473,571     $    3,495,528
(cost: $44,905,112, $46,688,427
$31,014,461, $42,540,117
and $3,140,817, respectively)
Receivable for shares sold, net                  58,437
         1,156
Receivable for investments sold                           585,013
              125,000
Dividends and interest receivable       99,181         97,455         465,992
     346,333        25,765
Prepaid expense          404       404       404
404       404
Deferred organization costs
                  4,976

Total assets        65,198,680          46,844,723          32,366,528
     52,820,308          3,652,829



Liabilities:
Distributions payable to AUL       23,081
         2,901
Distributions payable to Dean
         2,901
Payable for portfolio shares
redeemed, net       35,110                  20,706
42,737
Payable for investments purchased                    1,740,109
     1,330,672      208,313
Investment advisory fees payable        27,011         19,730         12,888
     21,488         549
Accrued expenses         16,490         14,850         6,493
14,166         1,135
Organization costs payable to AUL
         6,441

Total liabilities        101,692        34,580         1,780,196
     1,409,063      222,240



Net Assets     $    65,096,988     $    46,810,143     $    30,586,332
$    51,411,245     $    3,430,589



Shares outstanding       3,375,990      46,810,143          2,869,118
     3,508,522      276,944



Net Asset Value per share     $    19.28     $    1.00 $    10.66
$    14.65     $    12.39


The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
statementS of operations
For the six months ended June 30, 1997
(unaudited)
     Portfolio

     Equity    Money Market   Bond Managed   Tactical Asset


Investment Income:
Income:
Dividends $    445,550   $        $
$    182,188   $    10,402
Interest       177,560        1,192,358      844,698
     737,877        36,633

               623,110        1,192,358      844,698
     920,065        47,035



Expenses:
Investment advisory fee       141,004        108,577        72,150
     115,779        10,339
Custodian and service agent fee         31,643         24,295         16,415
     26,570         3,741
Professional fees        2,647          2,040          1,373
2,189          4,871
Amortization of deferred
organization costs
              798
Director fees       3,135          2,419          1,629
2,593          150
Other expenses      9,376          7,427          5,129
     7,855          978

               187,805        144,758        96,696
154,986        20,877



Net investment income         435,305        1,047,600      748,002
          765,079        26,158



Gain on Investments:
Net realized gain        48,588                  389,747
360,782        53,483
Net unrealized gain (loss)         8,515,887               (343,207)
     3,888,794      121,868

Net gain (loss)          8,564,475               46,540
4,249,576      175,351



Net Increase (Decrease) in
Net Assets from Operations    $    8,999,780 $    1,047,600 $    794,542
     $    5,014,655 $    201,509



The accompanying notes are an integral part of the financial statement.

AUL American Series Fund, Inc.
statementS of changes in net assets
for the six months ended June 30, 1997 and 1996
(unaudited)
     Portfolio

     Equity    Money Market


     1997 1996 1997 1996



Increase (Decrease) in Net Assets
from Operations:
Net investment income    $    435,305   $    349,081   $    1,047,600
     $    689,254
Net realized gain        48,588         89,158

Net change in unrealized gain (loss)         8,515,887      2,656,936


Increase (Decrease) in Assets
from Operations          8,999,780      3,095,175      1,047,600
     689,254


Dividends and Distributions:
From net investment income         (446,514)      (354,439)      (1,047,600)
          (689,254)
From net realized gain


Decrease       (446,514)      (354,439)      (1,047,600)
     (689,254)


Shareholder Transactions:
Proceeds from shares sold          10,062,324          7,478,373      38,034,757
          51,889,887
Reinvested distributions      404,592        313,769        1,047,600
          689,254
Cost of shares redeemed       (4,575,300)         (3,172,423)       (32,499,689)
          (43,521,357)

Increase       5,891,616      4,619,719      6,582,668
          9,057,784


Net increase        14,444,882          7,360,455      6,582,668
          9,057,784
Net Assets at beginning of year         50,652,106       35,299,525 40,227,475
          24,290,006

Net Assets at end of period   $    65,096,988     $    42,659,980
$    46,810,143     $    33,347,790



Shares sold         568,980        502,186        38,034,757
          51,889,887
Reinvested distributions      22,262         20,908         1,047,600
          689,254
Shares redeemed          (258,241)      (213,172)      (32,499,689)
          (43,521,357)


Net Increase        333,001        309,922        6,582,668
          9,057,784
Shares outstanding at beginning of year      3,042,989      2,483,962
          40,227,475          24,290,006

Shares outstanding at end of period          3,375,990      2,793,884
          46,810,143          33,347,790



The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
statementS of changes in net assets (continued) for the six months ended June 30, 1997 and 1996
(unaudited)
     Portfolio

     Bond Managed


     1997 1996 1997 1996



Increase (Decrease) in Net Assets
from Operations:
Net investment income    $    748,002   $    783,254
$    765,079   $    575,415
Net realized gain        389,747        74,491
360,782        241,384
Net change in unrealized gain (loss)         (343,207)      (1,488,532)
     3,888,794      495,368

Increase (Decrease) in Assets
from Operations          794,542        (630,787)
5,014,655      1,312,167


Dividends and Distributions:
From net investment income         (747,222)      (784,179)
(770,402)      (577,999)
From net realized gain


Decrease       (747,222)      (784,179)
(770,402)      (577,999)


Shareholder Transactions:
Proceeds from shares sold          5,475,368      8,249,299
6,869,257      7,725,067
Reinvested distributions      747,222        662,085
     770,402        554,986
Cost of shares redeemed       (3,871,458)         (5,803,467)
(3,564,284)         (3,973,429)

Increase       2,351,132      3,107,917
4,075,375      4,306,624


Net increase        2,398,452      1,692,951
8,319,628      5,040,792
Net Assets at beginning of year         28,187,880
25,429,165          43,091,617          30,844,602

Net Assets at end of period   $    30,586,332     $    27,122,116
     $    51,411,245     $    35,885,394



Shares sold         513,034        768,123
494,682        612,587
Reinvested distributions      70,570         62,691
54,763         44,070
Shares redeemed          (362,575)      (546,161)
     (256,112)      (313,950)


Net Increase        221,029        284,653
     293,333        342,707
Shares outstanding at beginning of year      2,648,089
     2,298,581      3,215,189      2,484,037

Shares outstanding at end of period          2,869,118      2,583,234
          3,508,522      2,826,744



The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
statementS of changes in net assets (continued) for the six months ended June 30, 1997 and 1996
(unaudited)
     Portfolio

     Tactical Asset


     1997 1996



Increase (Decrease in Net Assets
from Operations:
Net investment income    $    26,158    $    19,298

Net realized gain        53,483         9,417

Net change in unrealized gain (loss)         121,868        24,121


Increase (Decrease) in Assets
from Operations          201,509        52,836


Dividends and Distributions:
From net investment income         (26,153)       (18,864)
From net realized gain

Decrease       (26,153)       (18,864)


Shareholder Transactions:
Proceeds from shares sold          1,175,167      599,123

Reinvested distributions      16,221         5,799

Cost of shares redeemed       (81,028)       (20,485)


Increase       1,110,360      584,437



Net increase        1,285,716      618,409

Net Assets at beginning of year         2,144,873      1,139,456


Net Assets at end of period   $    3,430,589 $    1,757,865




Shares sold         98,412         55,008

Reinvested distributions      1,348          538

Shares redeemed          (6,862)        (1,877)



Net Increase        92,898         53,669

Shares outstanding at beginning of year      184,046        109,147


Shares outstanding at end of period          276,944        162,816



The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
schedule of investments
equity portfolio
June 30, 1997
(unaudited)
               Market              Market
     Description    Shares    Value     Description    Shares    Value

Common Stock (87.4%)
Aerospace (2.3%)
Boeing Co.     17,000    $    902,062
Precision Castparts Corp.     10,300         614,138

               1,516,200

Banks & Financial (11.2%)
American Express Co.     21,300         1,586,850
Banc One Corp. 33,530         1,624,109
Great Western Financial  33,100         1,779,125
Ohio Casualty Corp. 21,600         950,400
Salomon, Inc.  24,700         1,373,938

               7,314,422

Broadcasting & Publishing (8.7%)
Chris-Craft Industries, Inc.* 22,371         1,079,400
Deluxe Corp.   28,500         972,563
Gibson Greetings, Inc.   39,500         888,750
Harland (John H.) Co.    34,600         789,313
Meredith Corp. 30,200         875,800
Moore Corp., Ltd.   54,700         1,076,906

               5,682,732

Chemicals (1.5%)
Carlisle Companies, Inc. 18,500         645,188
Quaker Chemical Corp.    19,800         344,025

               989,213

Electrical Equipment &
Electronics (7.3%)
Baldor Electric Co. 63,910         1,889,339
Dynatech Corp.*     55,500         1,984,125
General Electric Co.     13,800         902,175

               4,775,639

Entertainment & Leisure (4.8%)
CPI Corp. 66,500         1,396,500
Fleetwood Enterprises, Inc.   57,500         1,714,219

               3,110,719

Furniture and Apparel (13.8%)
Hillenbrand Industries, Inc.  34,900         1,657,750
Kellwood Co.   46,000         1,276,500
La Z Boy Chair Co.  44,900         1,616,400
Liz Claiborne, Inc. 39,400         1,837,025
Oshkosh BGosh, Inc.     39,700         863,475
Class A
Reebok International     36,400         1,708,525

               8,959,675


Health Care (7.2%)
Acuson Corp.*  36,500    $    839,500
Guidant Corp.  3,400          289,000
Lilly (Eli) & Co.   6,770          740,046
Merck & Co.    10,400         1,076,400
McKesson Corporation     22,500         1,743,750

               4,688,696

Information Processing &
Telecommunications (8.4%)
AT & T Corp.   36,320         582,037
International Business   14,300         1,289,681
Machines Corp.
Novell, Inc.*  62,500         433,594
Sun Microsystems, Inc.*  48,100         1,790,222
Telxon Corp.   77,900         1,402,200

               5,497,734


Merchandising (5.7%)
Longs Drug Stores Corp.  54,800         1,435,075
Mac Frugals Bargains    8,500          231,625
Close-outs, Inc.
Mercantile Stores Co.    18,600         1,170,638
Stanhome, Inc. 26,200         861,325

               3,698,663

Metals & Mining (2.6%)
Aluminum Company of 18,800         1,417,050
America
Oregon Steel Mills, Inc. 14,800         295,075

               1,712,125

Oil & Oil Services (4.3%)
Royal Dutch Petroleum Co.     20,400         1,109,250
Valero Energy Corp. 46,200         1,674,750

               2,784,000

Transportation (3.6%)
Alexander & Baldwin, Inc.     45,600         1,191,300
Norfolk Southern Corp.   11,400         1,148,550

               2,339,850


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
schedule of investments
equity portfolio (continued)
June 30, 1997
(unaudited)
               Market
     Description    Shares    Value


Common Stock (87.4%), continued
Miscellaneous (6.0%)
Ford Motor Co.                35,700    $    1,347,674
Kelly Services, Inc.                    44,000         1,380,500
Michael Foods, Inc.                49,300         912,050
Sealright, Inc.                    17,100         205,200

                              3,845,424


Total common stock (cost: $36,720,712)       56,915,092



     Interest  Maturity  Principal
     Rate Date Amount


Short-term Notes (4.6%)
Associates Corporation   5.290%    07/18/97  $    2,000,000      1,994,460
GE Capital     5.380%    07/11/97       1,000,000
998,310

Total short-term notes (cost: $2,993,167)              2,992,770


          Shares

Money Market Mutual Funds (3.9%)
Merrill Lynch Institutional Fund                  2,515,469
2,515,469

Total mutual funds (cost: $2,515,469)             2,515,469

Cash and Cash Equivalents (4.1%)
BONY Cash Reserve                            2,675,764

Total Cash & Cash Equivalents (cost: $2,675,764)                     2,675,764


Total Investments (cost: $44,905,112)        $    65,099,095



The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
SCHEDULE of investments
money market portfolio
June 30, 1997
(unaudited)
          Interest  Maturity  Principal Market
     Description    Rate Date Amount    Value


Short-term Notes (90.7%)
U.S. Government & Agency Obligations (53.2%)
Federal Home Loan Bank Notes  5.470%    07/03/97  $    2,000,000
$    1,999,392
Federal Home Loan Bank Notes  5.510%    07/31/97       3,500,000
     3,483,929
Federal Mortgage Corporation Notes 5.410%    09/25/97  5,500,000
     5,428,919
Federal National Mortgage Association Notes  5.420%    07/18/97
     4,000,000      3,989,781
Federal National Mortgage Association Notes  5.410%    08/26/97
     7,000,000      6,941,091
Federal National Mortgage Association Notes  5.480%    07/16/97
          3,000,000      2,993,150

Total short-term notes (cost: $24,836,262)        24,836,262


Corporate Obligations (37.5%)
Automotive (4.3%)
Ford Motor Credit Corporation 5.601%    07/21/97       2,000,000
     2,000,000

Electrical Equipment (9.9%)
General Electric Capital Services Corporation     5.593%    07/11/97
     2,300,000      2,300,000
General Electric Capital Corporation    5.596%    07/14/97       2,300,000
     2,300,000

Financial (14.1%)
Associates Corporation of N.A.     5.528%    07/07/97       2,200,000
          2,200,000
Norwest Financial Corporation 5.555%    07/09/97       2,200,000
     2,200,000
Prudential Funding Corporation     5.634%    07/08/97       2,200,000
     2,200,000

Machinery (4.9%)
John Deere Capital Corporation     5.566%    07/25/97       2,300,000
          2,300,000

Oil and Gas (4.3%)
Chevron Oil Finance Company   5.474%    07/02/97       2,000,000
     2,000,000

Total corporate obligations (cost: $17,500,000)
     17,500,000


                    Shares

Money Market Mutual Funds(8.2%)
Dreyfus Masternote Account                   1,861,357      1,861,357

Merrill Lynch Institutional Fund                  1,978,295 1,978,295


Total money market mutual funds (cost: $3,839,652)                     3,839,652

Cash & Cash Equivalents (1.1%)
BONY Cash Reserve                            512,513

Total Cash & Cash Equivalents (cost: $512,513)                         512,513


Total Investments (cost: $46,688,427)             $    46,688,427



The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
schedule of investments
bond portfolio
June 30, 1997
(unaudited)
          Interest  Maturity  Principal Market
     Description    Rate Date Amount    Value


Long-term Notes and Bonds (88.5%)
U.S. Government & Agency Obligations (26.0%)
Federal Home Loan Bank Notes  8.375%    10/25/99  $    1,300,000
$    1,359,371
Federal Home Loan Bank Notes  5.040%    8/20/98        750,000
     742,230
U.S. Treasury Notes 8.000%    5/15/01        500,000        527,830

U.S. Treasury Notes 7.250%    8/15/04        1,700,000      1,770,499

U.S. Treasury Notes 8.875%    2/15/99        1,450,000      1,512,234

U.S. Treasury Notes 6.125%    8/31/98        800,000        802,080

U.S. Treasury Notes 6.750%    4/30/00        1,400,000      1,417,682


                              8,131,926


Collateralized Mortgage Obligations (29.3%)
American Southwest Financial Corporation 60D CMO  8.900%    3/01/18
          186,830        193,380
Federal National Mortgage Association CMO    7.500%    12/25/09
     600,000        592,032
Federal National Mortgage Association CMO    6.500%    5/25/08
     800,000        789,704
GNMA Pass-Through   8.000%    6/01/27        1,700,000
     1,739,321
GNMA Pass-Through   7.000%    5/15/26        254,633
          250,180
GNMA Pass-Through   7.000%    1/15/27        3,016,766
     2,963,158
Green Tree CMO 7.290%    3/15/28        1,200,000
     1,178,813
Merrill Lynch Trust 37D CMO   8.150%    11/01/18       720,000
          745,589
Prudential-Bache Trust 12D CMO     5.350%    10/20/09       740,432
     735,500

                              9,187,677


Corporate Obligations (33.2%)
Agrium, Inc. Debentures  7.700%    2/01/17        1,150,000
     1,144,250
Allstate Corporation Notes    5.875%    6/15/98        625,000
          624,713
Associates Corporation of North America Notes     5.600%    1/15/01
          1,600,000      1,546,000
Carlisle Companies, Inc. Notes     7.250%    1/15/07
950,000        946,438
El Paso Natural Gas Company Notes  7.750%    1/15/02
     200,000        206,000
General Motors Acceptance Corporation Notes  5.450%    3/01/99
     1,000,000      987,500
Hydro-Quebec Debentures  8.050%    7/07/24        400,000
          433,000
Eli Lilly & Company Notes     8.375%    12/01/06       850,000
          931,812
NRG Energy, Inc. Notes   7.500%    6/15/07        450,000
          446,625
Service Corp. International Notes  6.750%    6/01/01   900,000
          896,625
Smith Barney Holdings Notes   6.625%    11/15/03  900,000
          877,500
US West Capital Funding Debentures 7.900%    2/01/27
1,350,000      1,361,812

                              10,402,275


Total long-term notes and bonds (cost: $27,420,999)
                         27,721,878


Short-term Notes and Bonds(4.8%)
General Electric Capital Corporation    5.550%    7/21/97
     1,500,000      1,495,155

Total short-term notes and bonds (cost: $1,495,376)                    1,495,155


The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
schedule of investments
bond portfolio
June 30, 1997
(unaudited)
               Market
     Description    Shares    Value


Money Market Mutual Funds (3.4%)
Merrill Lynch Institutional Fund                  1,063,919
$    1,063,919

Total mutual funds (cost: $1,063,919)
     1,063,919

Cash & Cash Equivalents (3.3%)
BONY Cash Reserve                            1,034,167


Total Cash & Cash Equivalents (cost: $1,034,167)                      1,034,167


Total Investments (cost: $31,014,461)
$    31,315,119


The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
schedule of investments
managed portfolio
June 30, 1997
(unaudited)
               Market              Market
     Description    Shares    Value     Description    Shares    Value


Common Stock (53.3%)
Aerospace (1.4%)
Boeing Co.     8,200     $    435,112
Precision Castparts Corp.     5,100          304,088

               739,200

Banks & Financial (6.9%)
American Express Co.     10,300         767,350
Banc One Corp. 16,350         791,953
Great Western Financial  17,300         929,875
Ohio Casualty Corp. 9,900          435,600
Salomon, Inc.  12,100         673,063

               3,597,841

Broadcasting & Publishing (5.5%)
Chris-Craft Industries, Inc.* 10,929         527,324
Deluxe Corp.   15,000         511,875
Gibson Greetings, Inc.   19,000         427,500
Harland (John H.) Co.    16,900         385,531
Meredith Corp. 14,900         432,100
Moore Corp., Ltd.   26,600         523,688

               2,808,018

Chemicals (0.9%)
Carlisle Companies, Inc. 9,000          313,875
Quaker Chemical Corp.    7,800          135,525

               449,400

Electrical Equipment &
Electronics (4.5%)
Baldor Electric Co. 30,950         914,959
Dynatech Corp.*     28,300         1,011,725
General Electric Co.     7,000          457,625

               2,384,309

Entertainment & Leisure (2.9%)
CPI Corp. 33,100         695,100
Fleetwood Enterprises    28,100         837,731

               1,532,831

Furniture and Apparel (8.4%)
Hillenbrand Industries, Inc.  17,100         812,250
Kellwood Co.   22,600         627,150
La Z Boy Chair Co.  21,900         788,400
Liz Claiborne, Inc. 19,500         909,188
Oshkosh BGosh, Inc.     20,400         443,700
Class A
Reebok International     18,000         844,875

               4,425,563


Health Care (4.4%)
Acuson Corp.*  17,800    $    409,400
Guidant Corp.  1,700          144,500
Lilly (Eli) & Co.   3,252          355,484
Merck & Co.    5,200          538,200
McKesson Corporation     10,900         844,750

               2,292,334

Information Processing &
Telecommunications (5.1%)
AT & T Corporation  8,100          284,006
International Business   7,000          631,313
Machines Corp.
Novell, Inc.*  30,200         209,512
Sun Microsystems, Inc.*  23,500         874,641
Telxon Corp.   37,400         673,200

               2,672,672


Merchandising (3.5%)
Longs Drug Stores Corp.  26,400         691,350
Mac Frugals Bargains    4,200          114,450
Close-outs, Inc.
Mercantile Stores Co.    9,300          585,319
Stanhome  13,500         443,812

               1,834,931

Metals & Mining (1.6%)
Aluminum Company of 9,200          693,450
America
Oregon Steel Mills, Inc. 8,000          159,500

               852,950

Oil & Oil Services (2.6%)
Royal Dutch Petroleum Co.     10,000         543,750
Valero Energy Corp. 22,300         808,375

               1,352,125

Transportation (2.2%)
Alexander & Baldwin, Inc.     22,400         585,200
Norfolk Southern Corp.   5,700          574,275

               1,159,475

Miscellaneous (3.4%)
Ford Motor Co. 17,500         660,625
Kelly Services, Inc.     21,300         668,288
Michael Foods, Inc. 23,400         432,900
Sealright, Inc.     7,300          87,600

               1,849,413

Total common stock (cost: $18,093,763)  27,951,062


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
schedule of investments
managed portfolio (continued)
June 30, 1997
(unaudited)
          Interest  Maturity  Principal Market
     Description    Rate Date Amount    Value


Notes and Bonds (38.0%)
U.S. Government and Agency Obligations (14.1%)
Federal Home Loan Bank Notes  8.600%    6/25/99
$    500,000   $    521,960
Federal Home Loan Bank Notes  8.375%    10/25/99
     900,000        941,103
Federal Home Loan Banks Notes 5.040%    8/20/98
     250,000        247,410
Federal National Mortgage Association Notes  8.350%
11/10/99       500,000        522,960
U.S. Treasury Notes 8.000%    5/15/01        800,000
     844,528
U.S. Treasury Notes 7.250%    8/15/04        800,000
     833,176
U.S. Tresaury Notes 8.875%    2/15/99        850,000
     886,482
U.S. Treasury Notes 6.125%    8/31/98        900,000
     902,340
U.S. Treasury Notes 6.750%    4/30/00        1,700,000
     1,721,471

                              7,421,430

Collateralized Mortgage Obligations (12.4%)
Federal National Mortgage Association CMO    6.500%
5/25/08        500,000        493,565
GNMA Pass-Through   8.000%    6/01/27
1,300,000      1,330,069
GNMA Pass-Through   6.500%    5/15/26
392,084        375,162
GNMA Pass-Through   6.500%    1/15/26
221,078        211,576
GNMA Pass-Through   6.500%    4/15/26
598,350        573,159
GNMA Pass-Through   6.500%    3/15/26
282,179        270,277
GNMA Pass-Through   7.000%    1/15/27
2,009,972      1,974,275
GNMA Pass-Through   7.000%    5/15/26
502,716        493,823
Green Tree CMO 7.290%    3/15/28
800,000
     785,875

                              6,507,781



The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
schedule of investments
managed portfolio (continued)
June 30, 1997
(unaudited)
          Interest  Maturity  Principal Market
     Description    Rate Date Amount    Value


Notes and Bonds (38.0%) continued
Corporate Obligations (11.5%)
Agrium, Inc. Debentures  7.700%    2/01/17
$    700,000   $    696,500
Allstate Corporation Notes    5.875%    6/15/98
     250,000        249,885
Associates Corporation of North America Notes     5.600%
1/15/01        400,000        386,500
Carlisle Companies, Inc. Notes     7.250%    1/15/07
     550,000        547,938
El Paso Natural Gas Company Notes  7.750%    1/15/02
100,000        103,000
General Motors Acceptance Corporation Notes  5.450%
3/01/99        800,000        790,000
Hydro-Quebec Debentures  8.050%    7/07/24
250,000        270,625
Eli Lilly & Company Notes     8.375%    12/01/06
450,000        493,312
NRG Energy, Inc. Notes   7.500%    6/15/07
300,000        297,750

Service Corp. International Notes  6.750%    6/01/01
     700,000        697,375
Smith Barney Holdings Notes   6.625%    11/15/03
     600,000        585,000
US West Capital Funding Debentures 7.900%    2/01/27
     900,000        907,875

                              6,025,760

Total notes and bonds (cost: $19,878,816)         19,954,971

          Shares

Money Market Mutual Funds (6.4%)
Merrill Lynch Institutional Funds                 3,354,900
3,354,900

Total money market mutual funds (cost: $3,354,900)
                         3,354,900


Cash & Cash Equivalents (2.3%)
BONY Cash Reserve
     1,212,638

Total Cash & Cash Equivalents (cost: $1,212,638)
               1,212,638

Total Investments (cost: $42,540,117)
$    52,473,571


The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
schedule of investments
tactical asset portfolio
June 30, 1997
(unaudited)
               Market              Market
     Description    Shares    Value     Description    Shares    Value


Common Stock (58.1%)
Automotive & Truck (3.2%)
Chrysler Corp. 2,000     $    65,625
Ford Motor Co. 1,200          45,300

               110,925

Bank & Financial (16.8%)
AFLAC, Inc.    1,500          70,875
AMBAC, Inc.    800       61,100
Chase Manhattan Corp.    300       29,119
Countrywide Credit Ind.  1,000          31,188
Fannie Mae     1,500          65,438
Federal Home Loan   800       27,500
Mortgage Corp.
Green Tree Financial Corp.    2,500          89,062
Lawyers Title Corp. 1,500          28,312
Lehman Brothers Holding, Inc. 1,000          40,500
MGIC Investment Corp.    800       38,350
United Assistance   1,500          42,469
Management Corp.
PMI Group, Inc.     1,000          62,375

               586,288


Information Processing &
Telecommunications (19.8%)
360 Communications Co.   4,000          68,500
Applied Materials, Inc.  1,000          70,812
Arrow Electronics, Inc.  700       37,188
AT & T Corp.   1,600          56,100
Cabletron Systems, Inc.  2,500          70,781
Cox Communications, Inc. 2,000          48,000
Digi International, Inc. 3,000          30,375
ECI Telecommunications   2,000          59,500
Limited Designs
Intel Corp.    400       56,725
MEMC Electronic     1,000          32,750
Materials, Inc.
Phillips Electronics NV  200       14,375
Seagate Technology, Inc. 2,000          70,375
Sprint Corp.   800       42,100
Zilog, Inc.    2,000          38,000

               695,581

Manufactured Housing (2.7%)
Clayton Homes, Inc. 4,000     $    57,000
Oakwood Homes Corp. 1,500          36,000

               93,000

Merchandising (4.8%)
Fingerhut Companies, Inc.     1,500          26,156
Payless Shoesource, Inc. 1,264          69,125
TJX Companies, Inc. 1,400          36,925
Toys R US 1,000          35,000

               167,206

Metals & Mining (4.3%)
Alumax, Inc.   1,000          37,938
Aluminum Co. of America  400       30,150
Birmingham Steel Corp.   1,400          21,700
Potash Corp. of Saskatchewan  800       60,050

               149,838

Miscellaneous (6.5%)
Comair Holdings, Inc.    2,000          55,375
Dow Chemical Co.    400       34,850
Philip Morris Cos., Inc. 1,000          44,375
R.P. Scherer Corp.  1,000          51,625
Trizec Hahn Corp.   2,000          42,750

               228,975


Total common stock (cost: $1,669,252)        2,031,813


Preferred Stock (0.9%)
News Corp. LTD 2,000          31,250

Total preferred stock (cost: $35,535)        31,250


*does not pay cash dividends
The accompanying notes are an integral part of the financial statements. AUL American Series Fund, Inc.
schedule of investments
tactical asset portfolio (continued)
June 30, 1997
(unaudited)
          Interest  Maturity  Principal Market
     Description    Rate Date Amount    Value


Notes and Bonds (40.3%)
Long-term Notes and Bonds (32.7%)
Federal Home Loan Mortgage Corp. Note   *    1/21/03
$    100,000
$    68,449
Federal National Mortgage Association Note   7.760%
8/02/06
     100,000        101,554
U.S. Treasury Note  6.000%    10/15/99       100,000
99,820
U.S. Treasury Note  5.500%    4/15/00        100,000
98,150
U.S. Treasury Note  5.250%    7/31/98        100,000
99,397
U.S. Treasury Note  5.750%    8/15/03        100,000
96,533
U.S. Treasury Note  6.375%    1/15/00        100,000
100,493
U.S. Treasury Note  6.125%    12/31/01       100,000
98,952
U.S. Treasury Note  6.375%    3/31/10        150,000
150,153
U.S. Treasury Note  6.375%    10/15/99       100,000
99,948
U.S. Treasury Note  7.500%    11/15/01       125,000
130,219



Short-term Notes and Bonds (7.6%)
Grainger  5.600%    7/01/97        125,000
124,980
Riverside Fund 5.850%    7/08/97        140,000
     139,828

Total notes and bonds (cost: $1,412,041)
     1,408,476

Cash & Cash Equivalents (0.7%)
BONY Cash Reserve                            23,989

Total Cash & Cash Equivalents (cost: $23,989)
     23,989

Total Investments (cost: $3,140,817)
$    3,495,528

*Zero coupon note.
The accompanying notes are an integral part of the financial statements. notes to financial statements
1.   Summary of Significant Accounting Policies
     The AUL American Series Fund, Inc. (Fund) was
incorporated under the laws of Maryland on July 26, 1989,
and is registered under the Investment Company Act of 1940,
 as amended, as an open-end, diversified management
investment company. As a series type of mutual fund,
the Fund issues shares of common stock relating to separate
investment portfolios consisting of the Equity Portfolio,
Money Market Portfolio, Bond Portfolio, Managed
Portfolio, and Tactical Asset Allocation Portfolio
(Tactical Asset). Currently, the Fund offers shares
only to separate accounts of American United Life
Insurance Company (AUL) to serve as an underlying
investment vehicle for variable annuity contracts. The
Fund commenced operations on
     April 10, 1990.
Investments
Securities traded on a national securities exchange are
 valued at the last trade price. Listed securities for
which no sale was reported on the valuation date are
valued at the latest bid price. Short-term notes are valued
at amortized cost which approximates market value.
 Fixed income securities for which representative market
quotes are readily available are valued at the latest bid
price as quoted by one or more dealers who make a
market in such securities. U.S. Government
obligations are valued at the latest bid price;
however, such obligations maturing in 60 days
or less are valued at amortized cost which
approximates market value.
The Money Market Portfolio securities are
valued at amortized cost. The Funds use of
 the amortized cost method is conditioned on
 its compliance with certain provisions of Rule
2a-7 of the Investment Company Act of 1940.
The Investment Manager reviews this method
of valuation to ensure that the portfolio securities
are reflected at their fair value.
Security transactions are recorded on the trade
date plus one. Realized gains and losses are
 determined on specific identification basis.
Income and Expense
Dividend income is recorded on the ex-dividend
date, and interest income is accrued daily. Portfolio
 expenses are recorded on an accrual basis.
Deferred Organization Costs
Expenses incurred by the Fund in connection with
its organization have been capitalized and are
amortized over five years on a straight-line basis.
Taxes
The fund qualifies as a regulated investment company
 under section M of the Internal Revenue Code. The
Funds policy is to distribute all income to
 shareholders, therefore, no provision has been made
for income taxes.
Dividend and Capital Gain Distributions
For the Money Market Portfolio, dividends from
net investment income are declared and paid daily.
For all other portfolios, dividends from net investment
income are declared and paid quarterly. Distributions
 from net realized gains on investments are declared
and paid at least annually for all portfolios.
Estimates
The preparation of financial statements in conformity
with generally accepted accounting principles requires
management to make estimates and assumptions that
affect the reported amounts of assets and liabilities at
 the date of the financial statements and the reported
amounts of revenues and expenses during the reporting
 period. Actual results could differ from those estimates.
2.   Transactions with AUL
     AUL invested $23,000,000 to establish the Fund.
 As of June 30, 1997, AULs investment in the Fund is:
Equity Portfolio    $    3,091,634
Tactical Asset Portfolio      500,000

          $    3,591,634

The Fund has an investment advisory agreement with AUL to act as its investment advisor. For its services, AUL receives a fee at an annual rate of .50% of the Portfolios average daily net assets. AUL has also agreed that its fee may be reduced if the aggregate ordinary operating expenses of the Portfolios exceed
1% of the average daily net assets during the year.
To the extent that AUL has reduced its advisory fees to prevent the Portfolios aggregate ordinary operating expenses from exceeding 1%, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate ordinary operating expenses in any given year do not exceed 1% of the average daily net assets in that year. The total amount of any increase in AULs fees will not exceed the prior fee reduction. At June 30, 1997, the ordinary operating expenses for the Tactical Asset Allocation
 Portfolio exceeded 1% of the average daily net assets on an annualized basis. In July 1997, AUL s Investment advisory fee was reduced for the excess.
notes to financial statements (continued)
2.   Transactions with AUL, continued:
     AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated.
The investment advisory fees incurred during the
 six months ended June 30, 1997 and 1996, were $447,850 and $326,316, respectively.

Certain directors of the Fund are officers of AUL.

3.   Agreements with Banks
     The Fund has agreements with The Bank
 of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, and as the fund accountant.

4.   Investment Transactions
     Purchases and sales of investment securities
(excluding short-term securities and money market mutual funds) during the six months ended June 30, 1997, were:

     Portfolio

     Equity    Money Market   Bond Managed   Tactical Asset


Common Stock:
Purchases $    4,404,289 $        $
$    1,398,843 $    1,182,097
Proceeds from sales      1,902,057
         1,245,669      396,517
Corporate Bonds:
Purchases                        5,975,596
     3,834,059
Proceeds from sales                        3,558,701
          1,651,788
Government Bonds:
Purchases                        13,148,796
     11,572,172          613,237
Proceeds from sales                        14,959,048
     11,772,498

5.   Authorized Capital Shares
     The Fund has 125,000,000 authorized shares of $.001
par value capital stock, which includes 10,000,000
unallocated shares. The remaining shares are allocated
to each of the Funds portfolios as follows:
Equity Portfolio         10,000,000
Money Market Portfolio        50,000,000
Bond Portfolio      10,000,000
Managed Portfolio        20,000,000
Tactical Asset      25,000,000

          115,000,000


6.   Net Assets
     Net Assets at June 30, 1997, are:
     Portfolio

     Equity    Money Market   Bond Managed   Tactical Asset


Proceeds from shares sold
and reinvested distributions  $    65,329,094     $    203,131,761
$    56,210,722     $    63,106,551     $    3,200,600
Cost of shares redeemed       (20,258,308)        (156,321,618)
     (26,320,044)        (21,993,017)        (178,319)
Undistributed net investment
income         643                5,249          3,475
     114
Undistributed net realized
gain      (168,424)               389,747
360,782        53,483
Unrealized gain          20,193,983
300,658        9,933,454      354,711

     $    65,096,988     $    46,810,143     $    30,586,332
$    51,411,245     $    3,430,589

notes to financial statements (continued)
7.   Unrealized Gain (Loss)
     Unrealized Gain (Loss) at June 30, 1997, is:

     Portfolio

     Equity    Money Market   Bond Managed   Tactical Asset


Common Stock:
Appreciation   $    20,494,829     $        $
$    10,008,462     $    397,317
Depreciation        (300,449)
     (151,163)      (39,042)

Notes and Bonds:
Appreciation                          407,418
     139,082        1,818
Depreciation        (397)                   (106,760)
     (62,927)       (5,382)

     $    20,193,983     $        $    300,658
$    9,933,454 $    354,711



8.   Net Shareholders
     Shares outstanding at June 30, 1997, are:

     Portfolio

     Equity    Money Market   Bond Managed   Tactical Asset


AUL       309,609
         50,001
Dean Investments
              50,000
AUL American Unit Trust       1,452,735      6,121,141
          725,738        1,445,016      651
AUL Group Retirement Annuity
Separate Account II      1,299,970      37,533,534
1,947,197      1,758,602      8
AUL American Individual
Unit Trust          313,676        3,155,468
196,183        304,904        176,284

          3,375,990      46,810,143          2,869,118
          3,508,522      276,944


financial HIGHLIGHTS
The per share amounts are based on shares outstanding throughout the year.


     Equity Portfolio

     1997 1996 1995 1994 1993


Per Share Data:
Investment Income   $    0.19 $    0.18 $    0.18
$    0.15 $    0.14
Expense        0.06      0.05      0.04
0.05      0.05

Net investment income         0.13      0.13
0.14      0.10      0.09

Net gain (loss) on investments          2.64      1.06
1.22      (0.32)         0.43

Shareholder distributions:
Net investment income         (0.14)         (0.13)
(0.14)         (0.10)         (0.09)
Realized gain



Net increase (decrease)       2.63      1.06
1.22      (0.32)         0.43
Net asset value at
beginning of year        16.65          14.21          12.27
12.68          11.49

Net asset value at end of period   $    19.28     $    15.27
$    13.49     $    12.36     $    11.92



Ratio to average net assets:*
Expense        .66%      0.70%          0.69%
0.78%          0.78%
Net investment income         .76%      1.79%
2.27%          1.59%          1.57%

Total return***          16.71%         8.40%
11.03%         (1.80%)        4.60%

Portfolio turnover rate       9%        5%
3%        13%       1%

Average commission rate paid**     $    0.0713    $    0.0670
N/A       N/A       N/A

Shares outstanding       3,375,990      2,793,884
2,180,956      1,212,617      740,087

*annualized
**computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission.
This disclosure was required by the SEC beginning in 1996.
***Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.
The accompanying notes are an integral part of the
 financial statements.
FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


     Money Market Portfolio

     1997 1996 1995 1994 1993


Per Share Data:
Investment Income   $    0.03 $    0.03 $    0.04
$    0.02 $    0.02
Expense                 0.01      0.01
0.01

Net investment income         0.03      0.03
0.03      0.01      0.01

Net gain (loss) on investments


Shareholder distributions:
Net investment income         (0.03)         (0.03)
(0.03)         (0.01)         (0.01)
Realized gain




Net increase (decrease)

Net asset value at
beginning of year        1.00      1.00      1.00
     1.00      1.00

Net asset value at end of period   $    1.00 $    1.00
$    1.00 $    1.00 $    1.00



Ratio to average net assets:*
Expense        .66%      0.68%          0.69%
0.81%          0.78%
Net investment income         2.39%          4.65%
5.22%          2.80%          2.32%

Total return***          2.39%          2.26%          2.56%
1.36%          1.20%

Portfolio turnover rate


Average commission rate paid**     $    N/A       N/A
N/A       N/A       N/A

Shares outstanding       46,810,143          33,347,789
     17,990,121          8,643,286      5,590,482

*annualized
**computed by dividing the total amount of commission
 paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure was required by the SEC beginning in 1996.
***Total returns for periods less than one year are not
 annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.
The accompanying notes are an integral part of the
 financial statements.
FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


     Bond Portfolio

     1997 1996 1995 1994 1993


Per Share Data:
Investment Income   $    0.31 $    0.35 $    0.38
     $    0.35 $    0.38
Expense        0.04      0.04      0.04
0.04      0.04

Net investment income         0.27      0.31
0.34      0.31      0.34

Net gain (loss) on investments          0.01      (0.56)
0.74      (0.78)         0.48

Shareholder distributions:
Net investment income         (0.27)         (0.31)
(0.34)         (0.31)         (0.34)
Realized gain



Net increase (decrease)       0.01      (0.56)
0.74      (0.78)         0.48
Net asset value at
beginning of year        10.65          11.06          9.99
11.00          10.65

Net asset value at end of period   $    10.66     $    10.50
$    10.73     $    10.22     $    11.13



Ratio to average net assets:*
Expense        .66%      0.70%          0.69%
0.77%          0.75%
Net investment income         2.57%          5.84%
6.50%          5.86%          6.21%

Total return***          2.71%          (2.26%)
10.79%         (4.35%)        7.80%

Portfolio turnover rate       68%       42%
19%       18%       14%

Average commission rate paid**     $    N/A       N/A
     N/A       N/A       N/A

Shares outstanding       2,869,118      2,583,234
     2,228,719      1,676,873      1,156,033

*annualized
**computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period for which there was a commission.
This disclosure was required by the SEC beginning in 1996.
***Total returns for periods less than one year are
 not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.
The accompanying notes are an integral part of the financial statements.
FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


     Managed Portfolio

     1997 1996 1995 1994 1993


Per Share Data:
Investment Income   $    0.27 $    0.26 $    0.28
$    0.24 $    0.25
Expense        0.04      0.05      0.04
0.05      0.04

Net investment income         0.23      0.21
0.24      0.19      0.21

Net gain (loss) on investments          1.25      0.28
     1.01      (0.60)         0.50

Shareholder distributions:
Net investment income         (0.23)         (0.21)
(0.24)         (0.19)         (0.21)
Realized gain



Net increase (decrease)       1.25      0.28
     1.01      (0.60)         0.50
Net asset value at
beginning of year        13.40          12.42          11.00
     11.75          10.92

Net asset value at end of period   $    14.65     $    12.70
$    12.01     $    11.15     $    11.42



Ratio to average net assets:*
Expense        .66%      0.70%          0.69%
0.77%          0.76%
Net investment income         1.64%          3.38%
4.20%          3.34%          3.70%

Total return***          11.09%         3.96%
11.43%         (3.64%)        6.40%

Portfolio turnover rate       33%       28%
19%       13%       2%

Average commission rate paid**     $    0.0708         N/A
     N/A       N/A       N/A

Shares outstanding       3,508,522      2,826,744
     2,434,842      1,786,822      877,857

*annualized
**computed by dividing the total amount of commission
 paid by the total number of shares purchased and sold during the period for which there was a commission. This disclosure was required by the SEC beginning in 1996.
***Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.
The accompanying notes are an integral part of the financial statements.
FINANCIAL HIGHLIGHTS (continued)
The per share amounts are based on shares outstanding throughout the year.


     Tactical Asset

     1997 1996


Per Share Data:
Investment Income   $    0.20 $    0.20
Expense        0.09      0.05

Net investment income         0.11      0.15

Net gain (loss) on investments          0.74      0.36

Shareholder distributions:
Net investment income         (0.11)         (0.15)
Realized gain


Net increase (decrease)       0.74      0.36
Net asset value at
beginning of year        11.65          10.44

Net asset value at end of period   $    12.39     $    10.80



Ratio to average net assets:*
Expense        1.49%          1.00%
Net investment income         2.22%          2.74%

Total return***          7.17%          4.64%

Portfolio turnover rate       16%       16%

Average commission rate paid**     $    .0800          .0800

Shares outstanding       276,944        162,816

*annualized
**computed by dividing the total amount of commission
 paid by the total number of shares purchased and sold during the period for which there was a commission.
This disclosure was required by the SEC beginning in 1996.
***Total returns for periods less than one year are
 not annualized. Total return assumes reinvestment of dividends and capital gain distributions, if any.
The accompanying notes are an integral part of the financial statements.
American United Life Insurance Company
P.O. Box 368
Indianapolis, Indiana 46206-0368

P-13959(7/97)